SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 49.0%
Asset Backed Securities - 22.7%
$ 1,020,517 Affirm Asset Securitization Trust,
1.07%, 08/15/25 (a) $ 995,836
1,677,161 American Homes 4 Rent Trust, 3.68%,
12/17/36 (a) 1,658,797
2,020,000 AMSR Trust, 1.63%, 07/17/37 (a) 1,896,753
1,177,113 Amur Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (a) 1,141,542
1,858,800 Atalaya Equipment Leasing Trust,
1.23%, 05/15/26 (a) 1,815,699
38,030 Brazos Higher Education Authority,
Inc. (USD 3 Month LIBOR + 0.85%),
2.03%, 07/25/29 (b) 38,027
1,100,000 Carvana Auto Receivables Trust, 0.49%,
03/10/26 1,059,980
1,261,896 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(c) 1,237,997
2,100,000 CCG Receivables Trust, 3.91%,
07/16/29 (a) 2,088,576
740,664 CCG Receivables Trust REMIC, 0.54%,
12/14/27 (a) 726,420
2,112,556 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (a) 1,914,263
4,070 Cloud Pass-Through Trust, 3.55%,
12/05/22 (a)(c) 4,064
968,159 Colony American Finance, Ltd., 1.83%,
03/15/50 (a) 918,853
570,436 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 517,205
529,772 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 522,921
425,032 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 417,306
649,434 Dell Equipment Finance Trust, 0.57%,
10/23/23 (a) 641,675
1,190,000 DLLMT, LLC, 1.00%, 07/21/25 (a) 1,141,956
846,939 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (a) 783,208
1,779,005 FirstKey Homes Trust, 1.34%,
08/17/37 (a) 1,650,845
791,080 Freed ABS Trust, 1.41%, 03/20/28 (a) 781,442
158,304 Goal Capital Funding Trust (USD 3
Month LIBOR + 0.70%), 2.22%,
08/25/48 (a)(b) 156,779
1,490,746 Iowa Student Loan Liquidity Corp.
(USD 1 Month LIBOR + 0.67%),
1.34%, 08/25/70 (b) 1,451,858
202,418 MMAF Equipment Finance, LLC,
2.84%, 11/13/23 (a) 202,432
Principal
Amount
Security
Description Value
$ 1,342,912 Navient Student Loan Trust, 0.97%,
12/16/69 (a) $ 1,204,403
1,292,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 2.92%,
10/15/31 (a)(b) 1,274,628
1,021,137 NMEF Funding, LLC, 0.81%,
12/15/27 (a) 1,001,120
1,000,000 NMEF Funding, LLC, 2.58%,
10/16/28 (a) 973,178
1,341,993 North Texas Higher Education
Authority, Inc. (USD 1 Month LIBOR
+ 0.57%), 2.19%, 09/25/61 (b) 1,306,365
1,203,721 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51 (a) 1,085,159
417,758 Pawnee Equipment Receivables, 2.29%,
10/15/24 (a) 417,226
950,000 Pawneee Equipment Receivables,
1.10%, 07/15/27 (a) 911,320
200,687 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
2.73%, 12/24/33 (a)(b) 197,407
50,160 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.53%),
2.56%, 12/24/33 (a)(b) 49,549
297,505 Progress Residential Trust, 2.27%,
09/17/36 (a) 286,086
875,000 Progress Residential Trust, 2.69%,
10/17/36 (a) 854,318
1,753,448 Progress Residential Trust, 1.05%,
04/17/38 (a) 1,558,267
1,063,656 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 2.18%,
10/25/22 (b) 1,048,096
940,083 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 2.83%,
07/25/22 (b) 936,478
536,682 SLM Student Loan Trust (USD 3
Month LIBOR + 1.70%), 2.88%,
07/25/23 (b) 536,010
668,291 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 2.68%,
04/25/23 (b) 666,520
774,355 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 760,438
770,738 Sofi Professional Loan Program Trust,
1.03%, 08/17/43 (a) 700,899
598,749 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) 589,944
960,326 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (a) 865,673

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 628,916 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48 (a) $ 615,100
534,125 Sofi Professional Loan Program, LLC
(USD 1 Month LIBOR + 1.20%),
2.82%, 06/25/33 (a)(b) 534,243
1,831,833 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 1,817,057
224,215 Tricon American Homes Trust, 2.75%,
03/17/38 (a) 215,843
2,390,000 UNIFY Auto Receivables Trust, 0.98%,
07/15/26 (a) 2,273,390
2,380,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) 2,166,987
48,610,138
Non-Agency Commercial Mortgage Backed Securities - 16.3%
1,598,301 BANK 2019-BNK16, 3.93%, 02/15/52 1,592,334
1,840,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,796,710
1,615,000 BPR Trust (USD 1 Month LIBOR +
1.25%), 2.57%, 02/15/29 (a)(b) 1,592,803
1,475,000 BX Trust (USD 1 Month LIBOR +
0.95%), 2.27%, 09/15/36 (a)(b) 1,385,640
950,000 BX Trust (USD 1 Month LIBOR +
0.90%), 2.22%, 10/15/36 (a)(b) 892,749
860,000 BX Trust (USD 1 Month LIBOR +
0.85%), 2.18%, 11/15/38 (a)(b) 827,606
510,000 BX Trust (USD 1 Month LIBOR +
0.70%), 2.02%, 01/15/34 (a)(b) 490,144
2,000,000 BXHPP Trust (USD 1 Month LIBOR +
0.65%), 1.97%, 08/15/36 (a)(b) 1,895,084
900,000 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 886,616
1,129,227 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 1,107,559
888,648 Citigroup Commercial Mortgage Trust,
3.85%, 11/10/46 886,186
391,904 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.47%,
09/10/45 (a)(c) 13
914,761 COMM Mortgage Trust Interest Only
REMIC, 1.13%, 03/10/46 (c) 1,141
239,008 COMM Mortgage Trust REMIC,
3.39%, 08/10/47 237,756
1,600,000 GCT Commercial Mortgage Trust (USD
1 Month LIBOR + 0.80%), 2.12%,
02/15/38 (a)(b) 1,548,851
1,800,000 Goldman Sachs Mortgage Securities
Corp. Trust (USD 1 Month LIBOR +
0.95%), 2.27%, 10/15/36 (a)(b) 1,734,082
Principal
Amount
Security
Description Value
$ 690,339 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.09%,
08/10/44 (a)(c) $ 7
385,274 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(c) 371,124
508,532 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/17/49 500,716
308,568 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 300,456
725,090 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) 707,807
1,304,580 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (a) 1,239,272
624,883 KKR Industrial Portfolio Trust (USD
1 Month LIBOR + 0.55%), 1.87%,
12/15/37 (a)(b) 599,768
1,785,000 KNDR 2021-KIND A (USD 1
Month LIBOR + 0.95%), 2.27%,
08/15/38 (a)(b) 1,706,857
610,000 MED Trust (USD 1 Month LIBOR +
0.95%), 2.28%, 11/15/38 (a)(b) 583,193
1,000,000 MHC Commercial Mortgage Trust
(USD 1 Month LIBOR + 0.80%),
2.12%, 04/15/38 (a)(b) 974,356
1,135,000 MHP 2022-MHIL, 2.09%, 01/15/27 (a)
(b) 1,083,881
1,130,265 Morgan Stanley Bank of America
Merrill Lynch Trust, 3.25%, 12/15/47 1,102,631
830,698 Morgan Stanley Bank of America
Merrill Lynch Trust Interest Only
REMIC, 1.02%, 12/15/48 (c) 2,404
530,245 Morgan Stanley Bank of America
Merrill Lynch Trust REMIC, 3.48%,
06/15/47 526,509
750,000 Ready Capital Mortgage Financing,
LLC, 2.60%, 01/25/37 (a)(b) 720,950
1,730,000 SREIT Trust (USD 1 Month LIBOR +
0.58%), 1.90%, 07/15/36 (a)(b) 1,643,108
821,848 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (a)(c) 765,334
716,087 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) 637,890
925,000 Tricon Residential Trust, 3.86%,
04/17/39 (a) 892,253
1,290,000 TRTX Issuer, Ltd., 2.42%, 02/15/39 (a)
(b) 1,254,498
1,450,000 VASA Trust (USD 1 Month LIBOR +
0.90%), 2.22%, 07/15/39 (a)(b) 1,384,490
1,203,725 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (a)(c) 1,085,602
34,958,380

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-Agency Residential Mortgage Backed Securities - 10.0%
$ 848,164 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (a)(c) $ 813,261
147,285 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 2.49%, 12/25/33 (a)(b) 139,948
212,362 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 3.96%, 05/28/44 (b) 212,119
489,069 BRAVO Residential Funding Trust,
1.68%, 11/25/69 (a)(b) 483,613
970,530 BRAVO Residential Funding Trust,
1.68%, 01/25/70 (a)(b) 959,944
460,354 BRAVO Residential Funding Trust,
2.50%, 05/26/59 (a)(c) 444,906
403,439 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 353,750
1,087,820 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(c) 1,057,091
549,483 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 542,285
1,311,901 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (a)(c) 1,287,618
483,153 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 477,163
631,549 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 614,479
50,491 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 48,286
1,182 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/22 1,118
274,170 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(c) 264,302
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 2.75%,
02/25/33 (b) 153,033
1,032 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.70%,
12/25/37 (a)(d) 1,026
193,119 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 183,653
1,563,437 Finance of America HECM Buyout,
2.69%, 02/25/32 (a)(c) 1,537,132
546,000 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 519,117
309,848 Freddie Mac Whole Loan Securities,
3.65%, 09/25/45 (c) 306,181
80,347 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 79,704
Principal
Amount
Security
Description Value
$ 203,235 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(c) $ 202,657
630,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.80%),
2.42%, 11/25/53 (a)(b) 625,770
1,420,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.70%),
1.37%, 02/25/55 (a)(b) 1,395,393
424,868 MFRA Trust, 1.79%, 08/25/49 (a)(c) 410,936
552,502 MFRA Trust, 0.85%, 01/25/56 (a)(c) 517,272
631,251 MFRA Trust, 3.91%, 04/25/66 (a)(d) 604,794
424,393 Mill City Mortgage Loan Trust, 2.75%,
07/25/59 (a)(c) 422,021
341,910 New Residential Mortgage Loan Trust,
4.50%, 05/25/58 (a)(c) 339,788
30,991 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 29,978
51,173 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 49,860
85,662 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 82,667
620,933 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50 (a)(c) 597,305
11,679 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 11.78%, 12/31/22 (b) 9,810
66 Residential Asset Securities Corp. Trust
REMIC, 3.87%, 05/25/33 (c) 68
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 12/31/22 5,172
1,044,482 RMF Buyout Issuance Trust, 1.26%,
11/25/31 (a)(c) 1,001,272
650,000 Towd Point Mortgage Trust, 3.75%,
10/25/56 (a)(c) 630,397
1,131,695 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(c) 1,103,193
1,028,608 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 988,295
159,387 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 156,232
318,623 Towd Point Mortgage Trust, 3.00%,
11/25/58 (a)(c) 314,672
1,190,600 Towd Point Mortgage Trust, 2.25%,
11/25/61 (a)(c) 1,116,867
398,662 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 395,464
65,442 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 65,021
21,544,633
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $109,988,966) 105,113,151

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Corporate Bonds - 30.1%
Communication Services - 2.1%
$ 2,364,000 AT&T, Inc., 1.70%, 03/25/26 $ 2,159,933
825,000 Netflix, Inc., 4.38%, 11/15/26 794,896
875,000 The Walt Disney Co., 1.75%, 01/13/26 813,317
738,000 Verizon Communications, Inc., 1.68%,
10/30/30 594,765
4,362,911
Consumer Discretionary - 5.7%
1,320,000 AMC Networks, Inc., 4.25%, 02/15/29 1,069,451
283,000 Dollar General Corp., 3.25%, 04/15/23 281,607
1,660,000 Dollar General Corp., 3.88%, 04/15/27 1,629,902
680,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 665,659
2,275,000 Lennar Corp., 4.50%, 04/30/24 2,269,763
1,261,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,030,867
1,826,000 McDonald's Corp., MTN, 3.70%,
01/30/26 1,820,417
547,000 Newell Brands, Inc., 4.10%, 04/01/23 542,214
900,000 Newell Brands, Inc., 4.45%, 04/01/26 857,261
265,000 Starbucks Corp., 3.10%, 03/01/23 265,479
1,819,000 Whirlpool Corp., MTN, 3.70%,
03/01/23 1,820,080
12,252,700
Consumer Staples - 1.4%
400,000 Cargill, Inc., 3.50%, 04/22/25 (a) 396,796
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 456,500
2,205,000 Reckitt Benckiser Treasury Services
PLC, 2.75%, 06/26/24 (a) 2,157,437
3,010,733
Energy - 0.7%
1,588,000 Valero Energy Corp., 2.85%, 04/15/25 1,534,660
Financials - 9.8%
670,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 639,874
775,000 Bank of America Corp., MTN, 3.46%,
03/15/25 (c) 763,819
1,485,000 Bank of America Corp., MTN, 2.02%,
02/13/26 (c) 1,391,787
2,261,000 Citigroup, Inc., 2.88%, 07/24/23 (c) 2,260,010
2,115,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 2,101,985
2,420,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (c) 2,151,257
2,305,000 Morgan Stanley, 2.19%, 04/28/26 (c) 2,157,832
1,000,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 1,002,963
200,000 National Retail Properties, Inc., 4.00%,
11/15/25 198,944
Principal
Amount
Security
Description Value
$ 435,000 National Retail Properties, Inc., 3.60%,
12/15/26 $ 418,607
1,490,000 Principal Life Global Funding II,
1.25%, 06/23/25 (a) 1,368,400
1,596,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 1,576,050
2,810,000 The Goldman Sachs Group, Inc.,
0.67%, 03/08/24 (c) 2,745,272
2,215,000 Wells Fargo & Co., 3.75%, 01/24/24 2,220,245
20,997,045
Industrials - 5.5%
2,085,000 BMW US Capital, LLC, 2.80%,
04/11/26 (a) 1,993,860
2,125,000 Harman International Industries, Inc.,
4.15%, 05/15/25 2,135,430
2,305,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 2,269,527
1,450,000 Roper Technologies, Inc., 1.00%,
09/15/25 1,310,971
1,850,000 TTX Co., 3.60%, 01/15/25 (a) 1,826,937
2,208,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 2,134,055
11,670,780
Information Technology - 3.9%
428,000 eBay, Inc., 2.75%, 01/30/23 427,082
250,000 eBay, Inc., 3.45%, 08/01/24 247,667
2,325,000 NXP BV/NXP Funding, LLC/NXP
USA, Inc., 2.70%, 05/01/25 2,210,104
1,195,000 Oracle Corp., 3.40%, 07/08/24 1,177,934
2,410,000 TSMC Global, Ltd., 0.75%,
09/28/25 (a) 2,195,949
2,310,000 Xilinx, Inc., 2.95%, 06/01/24 2,292,808
8,551,544
Materials - 0.8%
1,765,000 The Mosaic Co., 4.25%, 11/15/23 1,777,274
Utilities - 0.2%
430,000 PacifiCorp, 2.95%, 06/01/23 427,929
Total Corporate Bonds (Cost $68,501,359) 64,585,576
Government & Agency Obligations - 19.3%
GOVERNMENT SECURITIES - 16.3%
Municipals - 1.5%
550,000 County of El Paso CO, Colorado RB,
1.20%, 06/01/25 514,017
250,000 Douglas County School District No. 17/
NE, Nebraska GO, 1.23%, 06/15/25 234,650
240,000 Grand Island Public Schools, Nebraska
GO, 0.95%, 12/15/25 221,958
370,000 Little Co. of Mary Hospital of Indiana,
Inc., Indiana, 1.58%, 11/01/24 349,571

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 $ 1,307,385
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 212,425
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 0.76%, 12/01/24 159,312
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 152,846
3,152,164
U.S. Treasury Securities - 14.8%
1,950,000 U.S. Treasury Note, 1.63%, 11/15/22 1,944,973
11,000,000 U.S. Treasury Note, 2.75%, 11/15/23 10,966,914
1,000,000 U.S. Treasury Note, 2.13%, 11/30/24 979,336
13,630,000 U.S. Treasury Note, 2.13%, 05/15/25 13,296,171
5,130,000 U.S. Treasury Note/Bond, 0.50%,
02/28/26 4,675,714
31,863,108
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 3.0%
Federal Home Loan Mortgage Corp. - 1.6%
292,700 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 283,650
383,198 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (d) 386,833
1,465,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,454,230
364,884 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 59,142
118,959 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 11,170
105,077 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 13,069
17,147 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 09/15/37 17,146
253,152 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 254,298
866,914 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 846,871
3,326,409
Federal National Mortgage Association - 0.1%
123,891 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 123,380
12,746 Federal National Mortgage Association
Interest Only, 0.27%, 07/25/22 (c) 0
196,784 Federal National Mortgage Association
Interest Only, 2.69%, 01/25/39 (c) 1,470
Principal
Amount
Security
Description Value
$ 113,974 Federal National Mortgage Association
REMIC, 4.00%, 08/25/42 $ 114,403
239,253
Government National Mortgage Association - 1.3%
1,331,453 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,333,118
113,279 Government National Mortgage
Association #559205, 7.25%,
09/15/31 113,420
152,407 Government National Mortgage
Association #559220, 7.00%,
01/15/33 152,598
105,357 Government National Mortgage
Association #610022, 5.60%,
08/15/34 105,489
325,709 Government National Mortgage
Association #632798, 5.13%,
11/15/34 326,116
492,604 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 514,924
223,133 Government National Mortgage
Association REMIC, 3.25%,
11/16/52 (c) 218,085
2,763,750
Total Government & Agency Obligations (Cost
$42,704,645) 41,344,684
Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
550 U.S. Bancorp, Series A (callable at 1,000
beginning 08/01/22), 8.85% (c)(e) 422,972
Total Preferred Stocks (Cost $564,328) 422,972
Short-Term Investments - 1.4%
Investment Company - 1.4%
2,926,972 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
1.34% (f) 2,926,972
Total Short-Term Investments (Cost $2,926,972) 2,926,972
Investments, at value - 100.0% (Cost $224,686,270) 214,393,355
Other assets in excess of liabilities - 0.0% 72,741
NET ASSETS - 100.0% $ 214,466,096

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

(a) 144a Security, which is exempt from registration under the Securities
Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors.
As of June 30, 2022, the aggregate value of these liquid securities were
$102,148,641 or 47.6% of net assets.
(b) Floating rate security. Rate presented is as of June 30, 2022.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2022.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30,
2022.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.
ABS Asset Backed Security
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
INCOME FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 31.1%
Asset Backed Securities - 11.1%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (a) $ 848,105
559,054 American Homes 4 Rent Trust, 3.68%,
12/17/36 (a) 552,932
400,000 AMSR Trust, 1.63%, 07/17/37 (a) 375,595
1,250,000 ARM Master Trust, 2.43%, 11/15/27 (a) 1,165,777
563,154 Capital Automotive, 1.44%,
08/15/51 (a) 496,478
872,877 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61 (a) 769,454
996,068 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 903,120
460,713 Commonbond Student Loan Trust,
1.17%, 09/25/51 (a) 415,542
1,007,327 CoreVest American Finance, Ltd.,
1.36%, 08/15/53 (a) 910,199
593,627 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45 (a) 527,091
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (a) 813,699
918,351 Home Partners of America Trust,
2.20%, 01/17/41 (a) 822,396
595,244 Navient Student Loan Trust, 1.11%,
02/18/70 (a) 521,341
1,100,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 2.92%,
10/15/31 (a)(b) 1,085,209
409,109 Nelnet Student Loan Trust, 1.63%,
04/20/62 (a) 381,036
732,455 Nelnet Student Loan Trust, 1.36%,
04/20/62 (a) 677,442
183,200 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
2.73%, 12/24/33 (a)(b) 180,206
813,070 Progress Residential Trust, 1.52%,
07/17/38 (a) 728,281
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46 (a) 381,135
861,412 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 2.18%,
10/25/22 (b) 848,810
1,271,630 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 2.83%,
07/25/22 (b) 1,266,753
310,215 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 2.68%,
04/25/23 (b) 309,392
Principal
Amount
Security
Description Value
$ 454,513 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) $ 446,344
147,041 Social Professional Loan Program,
2.34%, 04/25/33 (a) 145,818
657,333 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 652,031
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (a) 534,726
1,377,057 Tricon American Homes Trust, 1.48%,
11/17/39 (a) 1,208,015
1,632,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) 1,485,934
19,452,861
Non-Agency Commercial Mortgage Backed Securities - 8.9%
1,200,000 American Tower Trust I, 3.07%,
03/15/23 (a) 1,194,834
1,150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.65%, 03/10/37 (a)(c) 1,109,419
905,000 BANK 2019-BNK16, 3.90%, 02/15/52 897,420
1,255,000 BX Trust (USD 1 Month LIBOR +
0.95%), 2.27%, 09/15/36 (a)(b) 1,178,968
200,000 BX Trust (USD 1 Month LIBOR +
0.90%), 2.22%, 10/15/36 (a)(b) 187,947
860,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 858,067
594,905 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.47%,
09/10/45 (a)(c) 19
914,761 COMM Mortgage Trust Interest Only
REMIC, 1.13%, 03/10/46 (c) 1,141
975,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 889,265
790,000 Goldman Sachs Mortgage Securities
Trust (USD 1 Month LIBOR +
0.89%), 2.21%, 11/15/36 (a)(b) 758,828
1,045,641 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.09%,
08/10/44 (a)(c) 10
1,575,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 1,420,944
600,000 MED Trust (USD 1 Month LIBOR +
0.95%), 2.28%, 11/15/38 (a)(b) 573,632
1,325,000 MHC Commercial Mortgage Trust
(USD 1 Month LIBOR + 0.85%),
2.17%, 05/15/23 (a)(b) 1,271,756
958,040 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 946,496
867,506 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (a)(c) 807,852

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
INCOME FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 552,410 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) $ 492,087
610,000 Tricon Residential Trust, 3.86%,
04/17/39 (a) 588,405
830,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 827,111
1,575,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 1,493,195
199,364 Wells Fargo Commercial Mortgage
Trust Interest Only REMIC, 1.77%,
10/15/45 (a)(c) 7
1,542,221 Wells Fargo-RBS Commercial Mortgage
Trust Interest Only REMIC, 1.98%,
11/15/45 (a)(c) 72
103,098 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.63%, 03/15/45 102,892
15,600,367
Non-Agency Residential Mortgage Backed Securities - 11.1%
174,330 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 2.49%, 12/25/33 (a)(b) 165,647
115,690 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 3.96%, 05/28/44 (b) 115,557
655,753 BRAVO Residential Funding Trust,
1.68%, 11/25/69 (a)(b) 648,437
1,121,945 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 983,763
679,954 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 671,046
334,651 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 330,503
517,736 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 503,742
348,513 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 333,292
103,780 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 101,149
19,214 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 18,568
1,182 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/22 1,118
912,218 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (a)(c) 848,688
1,000,402 Credit Suisse Mortgage Trust, 2.50%,
11/25/56 (a)(c) 901,104
Principal
Amount
Security
Description Value
$ 159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 2.75%,
02/25/33 (b) $ 153,033
923 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.70%,
12/25/37 (a)(d) 918
185,691 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 176,589
825,769 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 785,110
728,620 Flagstar Mortgage Trust, 2.50%,
04/25/51 (a)(c) 662,856
793,691 Flagstar Mortgage Trust, 2.50%,
07/25/51 (a)(c) 729,618
323,246 Freddie Mac Whole Loan Securities,
3.65%, 09/25/45 (c) 319,421
30,608 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 30,363
106,917 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(c) 106,613
1,122,659 Hundred Acre Wood Trust, 2.50%,
07/25/51 (a)(c) 1,034,535
938,202 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51 (a)(c) 855,633
345,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.80%),
2.42%, 11/25/53 (a)(b) 342,684
670,098 MFRA Trust, 3.91%, 04/25/66 (a)(d) 642,012
8,174 Mill City Mortgage Loan Trust, 2.75%,
11/25/58 (a)(c) 8,161
400,425 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) 389,404
294,227 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) 282,480
170,931 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 165,345
130,258 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 126,917
305,285 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 294,611
699,078 Onslow Bay Financial LLC, 3.00%,
02/25/52 (a)(c) 655,768
1,534,904 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 1,415,914
908,759 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 826,736
1,114,696 PSMC Trust, 2.50%, 08/25/51 (a)(c) 1,009,627
930,385 RCKT Mortgage Trust, 2.50%,
01/25/52 (a)(c) 843,852

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
INCOME FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 13,711 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 11.78%, 12/31/22 (b) $ 11,517
951,795 Sequoia Mortgage Trust, 2.50%,
06/25/51 (a)(c) 857,322
336,125 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 320,011
742,051 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 712,969
107,125 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 106,266
91,314 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 90,727
19,579,626
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $58,854,788) 54,632,854
Corporate Bonds - 28.0%
Communication Services - 1.8%
1,650,000 Alphabet, Inc., 2.25%, 08/15/60 1,072,028
1,170,000 AT&T, Inc., 4.30%, 12/15/42 1,019,920
458,000 Netflix, Inc., 4.38%, 11/15/26 441,288
750,000 Verizon Communications, Inc., 3.55%,
03/22/51 601,254
3,134,490
Consumer Discretionary - 5.5%
1,130,000 AMC Networks, Inc., 4.25%, 02/15/29 915,515
525,000 Comcast Corp., 4.15%, 10/15/28 523,543
620,000 Comcast Corp., Class A, 3.30%,
02/01/27 602,625
1,235,000 Dollar General Corp., 3.50%, 04/03/30 1,136,439
700,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 685,237
1,113,000 Lennar Corp., 4.50%, 04/30/24 1,110,438
1,265,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,034,138
1,285,000 McDonald's Corp., 3.63%, 09/01/49 1,060,975
685,000 Newell Brands, Inc., 4.45%, 04/01/26 652,471
1,195,000 NIKE, Inc., 3.88%, 11/01/45 1,097,799
1,192,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,083,045
9,902,225
Consumer Staples - 0.3%
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 549,875
Financials - 8.0%
575,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 549,146
970,000 Bank of America Corp., 2.69%,
04/22/32 (c) 814,332
408,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 390,563
1,330,000 CBRE Services, Inc., 2.50%, 04/01/31 1,082,017
Principal
Amount
Security
Description Value
$ 1,158,000 Citigroup, Inc., 3.89%, 01/10/28 (c) $ 1,113,363
1,314,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,100,177
1,305,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 1,138,617
920,000 KeyCorp, MTN, 2.25%, 04/06/27 828,273
1,185,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 1,124,382
835,000 Regions Financial Corp., 1.80%,
08/12/28 710,756
1,142,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 1,127,725
947,000 The Chubb Corp., 6.80%, 11/15/31 1,088,863
1,145,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 1,106,870
1,230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 1,045,193
1,315,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) 1,130,409
14,350,686
Industrials - 5.7%
1,299,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,058,249
1,260,000 BMW Finance NV, 2.85%, 08/14/29 (a) 1,139,249
1,090,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,047,654
1,146,000 Harman International Industries, Inc.,
4.15%, 05/15/25 1,151,625
1,262,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,180,009
1,197,000 Raytheon Technologies Corp., 4.88%,
10/15/40 1,169,131
815,000 TTX Co., 4.60%, 02/01/49 (a) 778,008
1,113,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 1,075,726
1,470,000 Waste Management, Inc., 1.50%,
03/15/31 1,169,554
9,769,205
Information Technology - 3.7%
1,153,000 eBay, Inc., 3.60%, 06/05/27 1,105,866
1,225,000 NVIDIA Corp., 3.50%, 04/01/50 1,039,752
1,175,000 Oracle Corp., 2.30%, 03/25/28 1,010,959
1,105,000 QUALCOMM, Inc., 4.30%, 05/20/47 1,059,417
1,303,000 TSMC Global, Ltd., 1.38%,
09/28/30 (a) 1,041,553
1,290,000 Xilinx, Inc., 2.38%, 06/01/30 1,137,503
6,395,050
Materials - 1.2%
1,111,000 Albemarle Corp., 5.45%, 12/01/44 1,087,242

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
INCOME FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 959,000 The Mosaic Co., 5.45%, 11/15/33 $ 987,905
2,075,147
Real Estate - 0.7%
1,180,000 National Retail Properties, Inc., 4.30%,
10/15/28 1,146,667
Utilities - 1.1%
1,009,000 PacifiCorp, 6.25%, 10/15/37 1,136,756
740,000 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34 (a) 734,350
1,871,106
Total Corporate Bonds (Cost $55,452,175) 49,194,451
Government & Agency Obligations - 40.3%
GOVERNMENT SECURITIES - 18.4%
Municipals - 1.8%
350,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 1.75%,
09/01/32 289,358
385,000 City of San Antonio TX Electric & Gas
Systems Revenue, Texas RB, 4.37%,
02/01/42 370,759
138,379 Florida Housing Finance Corp., Florida
RB FHLMC, 3.00%, 01/01/36 136,651
300,000 Golden State Tobacco Securitization
Corp., California RB, 0.99%,
06/01/24 285,117
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 401,864
530,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 579,421
290,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 314,087
125,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.71%, 12/01/30 106,038
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 243,759
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 480,326
3,207,380
Treasury Inflation Index Securities - 1.0%
1,643,159 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 1,721,180
U.S. Treasury Securities - 15.6%
9,120,000 U.S. Treasury Bond, 3.63%, 08/15/43 9,360,112
3,115,000 U.S. Treasury Note, 2.13%, 05/15/25 3,038,707
1,750,000 U.S. Treasury Note, 2.25%, 02/15/27 1,687,315
4,685,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 4,208,082
Principal
Amount
Security
Description Value
$ 3,370,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 $ 3,053,009
7,740,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,997,895
27,345,120
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 21.9%
Federal Home Loan Mortgage Corp. - 10.4%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 724,890
457,039 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 460,963
10,471 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 10,454
1,079,570 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 975,781
477,606 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 471,906
1,850,000 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 1,841,577
163,158 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 165,965
153,049 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 155,695
1,089,886 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 1,041,253
356,937 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 368,390
382,953 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 385,667
766,469 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 773,794
898,177 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 145,580
170,627 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 176,320
58,313 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 10/15/41 57,941
81,079 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 81,445
30,264 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 04/15/41 30,412
34,843 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 34,964
34,795 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 07/15/42 34,892
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 947,590
324,591 FRESB Mortgage Trust, 3.70%,
10/25/28 (c) 319,900
761,720 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) 743,450

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
INCOME FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 459,655 Seasoned Credit Risk Transfer Trust,
3.00%, 05/25/57 (d) $ 447,598
655,157 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 666,811
394,052 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 384,941
1,076,364 Seasoned Credit Risk Transfer Trust,
3.50%, 03/25/58 1,065,650
647,822 Seasoned Credit Risk Transfer Trust,
2.50%, 08/25/59 621,237
863,505 Seasoned Credit Risk Transfer Trust,
2.50%, 11/25/59 828,317
653,439 Seasoned Credit Risk Transfer Trust,
2.00%, 05/25/60 615,348
408,146 Seasoned Credit Risk Transfer Trust,
3.25%, 07/25/56 (d) 401,123
909,130 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 852,528
559,608 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 528,137
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,404,889
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 454,060
18,219,468
Federal National Mortgage Association - 10.2%
364 Federal National Mortgage Association
#679256, 7.50%, 08/01/22 363
92,302 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 97,057
70,539 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 72,794
8,365 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 8,698
5,433 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 5,492
66,727 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 68,870
403,484 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 385,448
11,745 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 11,872
154,128 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 159,093
27,489 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 30,130
339,010 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 342,881
104,298 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 105,488
170,489 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27 (c) 165,670
Principal
Amount
Security
Description Value
$ 2,043,476 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 $ 1,932,509
1,248,395 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,233,814
327,552 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 330,112
481,647 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 495,945
688,618 Federal National Mortgage Association
#AS3909, 4.00%, 11/01/44 693,478
384,890 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 379,533
590,566 Federal National Mortgage Association
#AS6994, 4.00%, 04/01/46 594,348
545,695 Federal National Mortgage Association
#BH9216, 4.00%, 01/01/48 545,894
426,624 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 399,879
429,141 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 419,623
1,261,845 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 1,179,023
1,531,840 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 1,432,202
1,282,964 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 1,199,267
161,744 Federal National Mortgage Association
#MA3384, 4.00%, 06/01/48 162,210
18,411 Federal National Mortgage Association
Interest Only, 0.27%, 07/25/22 (c) 0
305,644 Federal National Mortgage Association
Interest Only, 2.69%, 01/25/39 (c) 2,283
1,975,000 Federal National Mortgage Association
Interest Only #AM7762, 3.49%,
01/01/35 1,874,213
1,064,604 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 1,023,607
497,832 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29 (c) 488,642
194,761 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 198,155
3,040 Federal National Mortgage Association
REMIC, 3.00%, 08/25/45 2,959
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 968,270
895,506 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 894,583
17,904,405
Government National Mortgage Association - 1.3%
494,531 Government National Mortgage
Association, 2.85%, 04/16/50 485,549

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
INCOME FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 407,228 Government National Mortgage
Association, 3.50%, 01/20/69 (c) $ 400,800
470,757 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 443,039
971,381 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 1,015,394
2,344,782
Total Government & Agency Obligations (Cost
$74,501,209) 70,742,335
Shares
Security
Description Value
Short-Term Investments - 1.6%
Investment Company - 1.6%
2,748,765 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
1.34% (g) 2,748,765
Total Short-Term Investments (Cost $2,748,765) 2,748,765
Investments, at value - 101.0% (Cost $191,556,937) 177,318,405
Other liabilities in excess of assets - (1.0)% (1,715,778)
NET ASSETS - 100.0% $ 175,602,627
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30,
2022, the aggregate value of these liquid securities were $51,724,975 or
29.4% of net assets.
(b) Floating rate security. Rate presented is as of June 30, 2022.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2022.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2022.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.
FHLMC Federal Home Loan Mortgage Corporation
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 97.9%
GOVERNMENT SECURITIES - 96.5%
Municipals - 96.5%
Nebraska - 95.0%
$ 250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 $ 262,228
300,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/26 318,242
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 287,397
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 348,733
210,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.30%,
10/15/23 209,807
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 185,019
150,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 01/01/24 154,872
250,000 City of Beatrice NE, Nebraska GO,
1.70%, 12/15/23 247,533
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 320,179
215,000 City of Blair NE, Nebraska GO, 2.15%,
09/15/23 215,033
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 220,009
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 48,669
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 103,410
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 347,643
650,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 735,646
80,000 City of Columbus NE Sales Tax
Revenue, Nebraska RB, 5.00%,
09/15/23 82,849
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 345,097
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 160,479
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 453,700
Principal
Amount
Security
Description Value
$ 300,000 City of Kearney NE, Nebraska GO,
4.00%, 05/15/27 $ 315,735
400,000 City of Kearney NE, Nebraska RB,
1.25%, 12/15/27 350,856
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 377,764
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 237,159
280,000 City of Lincoln NE, Nebraska RB,
4.00%, 08/15/26 280,820
110,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 110,643
55,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 55,308
350,000 City of Norfolk NE, Nebraska GO,
0.65%, 05/15/24 335,182
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 363,572
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 190,188
400,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/33 428,951
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 370,795
500,000 City of Omaha NE, Nebraska GO,
5.00%, 01/15/29 553,715
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 610,514
200,000 City of Omaha NE, Nebraska GO,
5.00%, 05/01/33 215,883
355,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
01/15/28 393,988
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 5.00%, 04/01/24 210,386
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 4.00%, 04/01/29 215,591
175,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/26 177,077
210,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/27 212,493
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 251,096
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 362,092
285,000 County of Cherry NE, Nebraska GO,
3.00%, 12/15/25 290,790
300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 301,505

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 $ 428,427
245,000 County of Douglas NE, Nebraska RB,
3.00%, 09/01/27 247,695
125,000 County of Jefferson NE, Nebraska GO,
2.00%, 12/01/25 122,239
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 306,663
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 178,965
400,000 Cozad City School District, Nebraska
GO, 4.00%, 06/15/28 425,742
265,000 Cuming County Public Power District,
Nebraska RB, 1.50%, 12/15/25 250,901
260,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/27 290,868
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,153,109
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 3.00%, 05/15/24 202,550
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 241,183
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 747,324
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 176,336
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 580,184
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 260,044
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 94,437
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 239,819
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 208,383
325,000 Douglas County School District No. 17/
NE, Nebraska GO, 4.00%, 12/15/41 332,522
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 681,350
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 770,375
300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 300,030
250,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/32 267,852
Principal
Amount
Security
Description Value
$ 665,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/34 $ 703,932
830,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/35 868,376
300,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/28 343,236
350,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/29 398,701
370,000 Fremont School District, Nebraska GO,
5.00%, 12/15/29 421,479
65,000 Grand Island Electric Department,
Nebraska RB, 5.00%, 08/15/27 67,876
265,000 Grand Island Public Schools, Nebraska
GO, 5.00%, 12/15/39 283,342
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 566,341
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 374,502
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 515,850
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 739,219
760,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/24 794,113
265,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/25 280,474
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 296,112
450,000 Lancaster County Correctional Facility
Joint Public Agency, Nebraska GO,
5.00%, 12/01/27 508,332
500,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/31 527,873
415,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/26 436,288
370,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/34 314,724
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 305,297
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 227,672
475,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 508,989
500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 508,849
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 968,751
260,000 Lyons-Decatur Northeast Schools,
Nebraska GO, 5.00%, 12/15/30 283,184

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 $ 533,150
500,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 519,523
250,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/31 286,355
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 215,037
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 475,495
300,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 290,604
350,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.55%,
03/01/23 349,211
500,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 2.00%,
03/01/24 497,649
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 143,891
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 215,399
500,000 Nebraska Public Power District,
Nebraska RB, 0.60%, 01/01/51 (a) 492,116
80,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/25 85,493
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 315,164
700,000 Nebraska State Colleges Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 770,368
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 419,806
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 315,369
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 424,326
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 639,538
660,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/27 704,480
350,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 374,721
1,010,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 1,064,949
600,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 676,178
350,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 342,387
Principal
Amount
Security
Description Value
$ 750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 $ 789,273
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 526,550
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 169,541
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 582,917
1,500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 1,517,106
150,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/30 170,748
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 284,035
400,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/30 433,700
245,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/31 264,440
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 352,406
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 803,147
125,000 Platte County School District No. 1
Columbus Public Schools, Nebraska
GO, 5.00%, 12/15/26 132,241
160,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 160,042
15,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
2.45%, 10/15/22 15,004
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 83,949
50,000 Sarpy County Sanitary & Improvement
District No. 242, Nebraska GO,
3.00%, 03/15/27 50,017
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 100,149
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 100,492
60,000 Sarpy County Sanitary & Improvement
District No. 68, Nebraska GO,
2.75%, 12/15/23 60,050
420,000 Sarpy County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 485,123
220,000 Southeast Community College Area,
Nebraska COP, 5.00%, 12/15/25 240,561

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 225,000 Southeast Community College Area,
Nebraska COP, 5.00%, 12/15/26 $ 250,785
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 312,841
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 315,988
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 421,222
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 289,785
500,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/22 503,380
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 272,269
200,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/24 211,194
650,000 University of Nebraska, Nebraska RB,
4.00%, 07/01/31 693,463
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 4.00%, 07/15/30 523,442
450,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/25 485,289
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 548,787
400,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 374,523
1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 1,714,825
100,000 Westside Community Schools, Nebraska
GO, 2.30%, 12/01/28 99,138
450,000 York County NE School District No.
12, Nebraska GO, 2.00%, 12/15/25 442,865
56,941,654
North Dakota - 0.8%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 475,023
South Dakota - 0.7%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 431,478
57,848,155
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.4%
Federal Home Loan Mortgage Corp. - 1.4%
298,527 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41 (b) 253,472
598,841 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 572,983
826,455
Total Government & Agency Obligations (Cost
$61,172,899) 58,674,610
Shares
Security
Description Value
Short-Term Investments - 1.6%
Investment Company - 1.6%
986,294 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
1.34% (c) $ 986,294
Total Short-Term Investments (Cost $986,294) 986,294
Investments, at value - 99.5% (Cost $62,159,193) 59,660,904
Other assets in excess of liabilities - 0.5% 286,633
NET ASSETS - 100.0% $ 59,947,537
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2022.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30,
2022, the aggregate value of these liquid securities were $253,472 or 0.4%
of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
BALANCED FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 58.2%
Communication Services - 5.5%
6,225 Activision Blizzard, Inc. $ 484,678
808 Alphabet, Inc., Class C (a) 1,767,460
12,550 Comcast Corp., Class A 492,462
3,735 Meta Platforms, Inc., Class A (a) 602,269
11,650 Verizon Communications, Inc. 591,237
3,938,106
Consumer Discretionary - 5.9%
12,190 Amazon.com, Inc. (a) 1,294,700
234 Booking Holdings, Inc. (a) 409,264
12,100 Gentex Corp. 338,437
3,665 NIKE, Inc., Class B 374,563
840 O'Reilly Automotive, Inc. (a) 530,678
920 Pool Corp. 323,132
8,600 Rent-A-Center, Inc./TX, Class A 167,270
4,300 Royal Caribbean Cruises, Ltd. (a) 150,113
2,280 The Home Depot, Inc. 625,335
4,213,492
Consumer Staples - 4.3%
6,425 Church & Dwight Co., Inc. 595,340
2,300 Constellation Brands, Inc., Class A 536,038
1,435 Costco Wholesale Corp. 687,767
6,230 Lamb Weston Holdings, Inc. 445,196
6,255 Walmart, Inc. 760,483
3,024,824
Energy - 2.0%
1,100 Diamondback Energy, Inc. 133,265
2,400 EOG Resources, Inc. 265,056
8,375 Exxon Mobil Corp. 717,235
3,600 Phillips 66 295,164
1,410,720
Financials - 6.0%
690 BlackRock, Inc. 420,238
7,000 Brown & Brown, Inc. 408,380
3,380 Chubb, Ltd. 664,440
1,875 CME Group, Inc. 383,813
5,700 Equitable Holdings, Inc. 148,599
6,000 First American Financial Corp. 317,520
5,150 JPMorgan Chase & Co. 579,942
8,000 KeyCorp 137,840
1,225 Moody's Corp. 333,163
4,300 Morgan Stanley 327,058
1,635 The PNC Financial Services Group, Inc. 257,954
7,725 Wells Fargo & Co. 302,588
4,281,535
Health Care - 8.9%
7,175 Abbott Laboratories 779,564
2,650 AMN Healthcare Services, Inc. (a) 290,731
4,900 Edwards Lifesciences Corp. (a) 465,941
3,225 Eli Lilly & Co. 1,045,642
7,650 Horizon Therapeutics PLC (a) 610,164
Shares
Security
Description Value
1,390 Humana, Inc. $ 650,617
4,825 Integer Holdings Corp. (a) 340,935
4,400 Lantheus Holdings, Inc. (a) 290,532
2,629 LHC Group, Inc. (a) 409,440
1,495 Thermo Fisher Scientific, Inc. 812,204
3,590 Zoetis, Inc. 617,085
6,312,855
Industrials - 4.8%
4,100 AMETEK, Inc. 450,549
1,295 Cintas Corp. 483,721
18,200 CSX Corp. 528,892
4,700 MasTec, Inc. (a) 336,802
7,467 Raytheon Technologies Corp. 717,654
4,800 The Timken Co. 254,640
4,335 Waste Management, Inc. 663,168
3,435,426
Information Technology - 14.7%
1,485 Adobe, Inc. (a) 543,599
21,085 Apple, Inc. 2,882,741
2,095 CDW Corp. 330,088
2,740 Citrix Systems, Inc. 266,246
2,790 CMC Materials, Inc. 486,827
2,315 FleetCor Technologies, Inc. (a) 486,405
2,445 Mastercard, Inc., Class A 771,348
6,000 Microchip Technology, Inc. 348,480
10,190 Microsoft Corp. 2,617,098
4,635 NVIDIA Corp. 702,620
1,410 Paycom Software, Inc. (a) 394,969
1,000 Perficient, Inc. (a) 91,690
4,085 QUALCOMM, Inc. 521,818
10,443,929
Materials - 1.6%
5,140 Berry Global Group, Inc. (a) 280,850
2,725 FMC Corp. 291,602
1,765 Linde PLC 507,490
9,500 PureCycle Technologies, Inc. (a) 70,490
1,150,432
Real Estate - 2.4%
1,820 American Tower Corp. REIT 465,174
11,990 First Industrial Realty Trust, Inc. REIT 569,285
4,250 Sun Communities, Inc. REIT 677,280
1,711,739
Utilities - 2.1%
2,660 American Water Works Co., Inc. 395,729
4,720 Atmos Energy Corp. 529,112
7,570 NextEra Energy, Inc. 586,372
1,511,213
Total Common Stocks (Cost $25,633,815) 41,434,271

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
BALANCED FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 9.8%
Asset Backed Securities - 4.2%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (b) $ 136,934
184,918 American Homes 4 Rent Trust, 3.68%,
12/17/36 (b) 182,893
50,000 AMSR Trust, 1.63%, 07/17/37 (b) 46,949
84,806 Amur Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (b) 82,244
96,208 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c) 94,386
250,000 CCG Receivables Trust, 3.91%,
07/16/29 (b) 248,640
239,331 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (b) 216,866
115,741 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61 (b) 102,027
81,187 Colony American Finance, Ltd., 1.83%,
03/15/50 (b) 77,053
38,639 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 37,937
105,000 DLLMT, LLC, 1.00%, 07/21/25 (b) 100,761
56,463 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (b) 52,214
135,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (b) 120,054
130,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 2.92%,
10/15/31 (b)(d) 128,252
135,000 NMEF Funding, LLC, 2.58%,
10/16/28 (b) 131,379
115,536 North Texas Higher Education
Authority, Inc. (USD 1 Month LIBOR
+ 0.57%), 2.19%, 09/25/61 (d) 112,468
25,408 Pawnee Equipment Receivables, 2.29%,
10/15/24 (b) 25,375
80,000 Pawneee Equipment Receivables,
1.10%, 07/15/27 (b) 76,743
33,801 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
2.73%, 12/24/33 (b)(d) 33,248
119,863 Progress Residential Trust, 1.52%,
07/17/38 (b) 107,363
142,691 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 2.83%,
07/25/22 (d) 142,144
69,925 SMB Private Education Loan Trust,
2.70%, 05/15/31 (b) 68,668
219,385 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (b) 197,762
Principal
Amount
Security
Description Value
$ 145,000 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (b) $ 143,830
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (b) 62,909
135,766 Tricon American Homes Trust, 1.48%,
11/17/39 (b) 119,100
180,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (b) 163,890
3,012,089
Non-Agency Commercial Mortgage Backed Securities - 4.0%
375,000 American Tower Trust I, 3.07%,
03/15/23 (b) 373,386
150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.65%, 03/10/37 (b)(c) 144,707
190,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 185,530
98,052 BX Commercial Mortgage Trust,
2.35%, 02/15/39 (b)(d) 94,134
160,000 BX Trust (USD 1 Month LIBOR +
0.95%), 2.27%, 09/15/36 (b)(d) 150,307
125,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 124,719
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 159,612
185,000 Goldman Sachs Mortgage Securities
Trust (USD 1 Month LIBOR +
0.89%), 2.21%, 11/15/36 (b)(d) 177,700
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 180,437
137,328 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) 134,054
139,885 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (b) 132,882
145,000 KNDR 2021-KIND A (USD 1
Month LIBOR + 0.95%), 2.27%,
08/15/38 (b)(d) 138,652
125,000 Ready Capital Mortgage Financing,
LLC, 2.60%, 01/25/37 (b)(d) 120,158
75,000 SREIT Trust (USD 1 Month LIBOR +
0.58%), 1.90%, 07/15/36 (b)(d) 71,233
88,631 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (b)(c) 82,536
130,000 Tricon Residential Trust, 3.86%,
04/17/39 (b) 125,398
100,000 TRTX Issuer, Ltd., 2.42%, 02/15/39 (b)
(d) 97,248
75,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 74,739
150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 142,209

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
BALANCED FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 126,265 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (b)(c) $ 113,874
2,823,515
Non-Agency Residential Mortgage Backed Securities - 1.6%
113,088 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (b)(c) 108,435
41,424 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 2.49%, 12/25/33 (b)(d) 39,360
153,691 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c) 134,762
65,928 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(c) 64,066
77,521 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (b)(c) 76,087
55,791 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(c) 54,283
15,702 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(c) 15,016
119,550 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (b)(c) 111,224
87,834 Finance of America HECM Buyout,
2.69%, 02/25/32 (b)(c) 86,356
90,407 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 85,955
36,847 Freddie Mac Whole Loan Securities,
3.65%, 09/25/45 (c) 36,411
30,073 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(c) 29,021
172,308 Onslow Bay Financial LLC, 3.00%,
02/25/52 (b)(c) 161,633
159,033 Towd Point Mortgage Trust, 2.25%,
11/25/61 (b)(c) 149,184
1,151,793
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $7,408,316) 6,987,397
Corporate Bonds - 12.1%
Communication Services - 0.9%
348,000 AT&T, Inc., 4.30%, 02/15/30 339,613
317,000 Verizon Communications, Inc., 4.33%,
09/21/28 315,274
654,887
Consumer Discretionary - 1.5%
240,000 Dollar General Corp., 3.50%, 04/03/30 220,847
166,000 Dollar General Corp., 3.25%, 04/15/23 165,183
100,000 Hanesbrands, Inc., 4.63%, 05/15/24 (b) 97,891
265,000 McDonald's Corp., 2.13%, 03/01/30 226,540
50,000 Newell Brands, Inc., 4.45%, 04/01/26 47,626
50,000 Starbucks Corp., 2.00%, 03/12/27 45,423
265,000 The Walt Disney Co., 2.65%, 01/13/31 233,224
Principal
Amount
Security
Description Value
$ 75,000 Whirlpool Corp., MTN, 3.70%,
03/01/23 $ 75,045
1,111,779
Consumer Staples - 0.2%
165,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) 156,068
Financials - 4.8%
250,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 239,315
326,000 CBRE Services, Inc., 2.50%, 04/01/31 265,216
265,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 254,785
270,000 CME Group, Inc., 3.00%, 03/15/25 266,506
270,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 226,064
305,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (c) 271,130
130,000 JPMorgan Chase & Co., 3.25%,
09/23/22 130,201
110,000 KeyCorp, MTN, 2.25%, 04/06/27 99,033
50,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (b) 49,790
270,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 256,188
70,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 70,207
225,000 Regions Financial Corp., 1.80%,
08/12/28 191,521
100,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 98,750
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 220,567
240,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 232,008
230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 195,443
270,000 Wells Fargo & Co., 3.00%, 04/22/26 256,923
3,323,647
Health Care - 0.3%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 102,986
37,000 Becton Dickinson and Co., 3.73%,
12/15/24 36,829
139,815
Industrials - 2.3%
255,000 Agilent Technologies, Inc., 2.10%,
06/04/30 207,739
250,000 BMW Finance NV, 2.85%, 08/14/29 (b) 226,041
300,000 Harman International Industries, Inc.,
4.15%, 05/15/25 301,472

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
BALANCED FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 $ 243,108
170,000 TTX Co., 3.60%, 01/15/25 (b) 167,881
175,000 Union Pacific Corp., 3.95%, 09/10/28 172,912
250,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (b) 241,628
285,000 Waste Management, Inc., 1.50%,
03/15/31 226,750
1,787,531
Information Technology - 2.1%
170,000 Applied Materials, Inc., 1.75%,
06/01/30 143,042
235,000 eBay, Inc., 3.60%, 06/05/27 225,393
140,000 NVIDIA Corp., 2.85%, 04/01/30 128,168
200,000 Oracle Corp., 3.40%, 07/08/24 197,144
293,000 QUALCOMM, Inc., 2.15%, 05/20/30 256,722
280,000 TSMC Global, Ltd., 1.38%,
09/28/30 (b) 223,818
310,000 Xilinx, Inc., 2.38%, 06/01/30 273,353
1,447,640
Total Corporate Bonds (Cost $9,525,039) 8,621,367
Government & Agency Obligations - 14.7%
GOVERNMENT SECURITIES - 14.0%
Municipals - 0.7%
350,000 California State University, California
RB, 5.45%, 11/01/22 353,395
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 103,463
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 44,123
500,981
Treasury Inflation Index Securities - 0.4%
259,343 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 270,994
U.S. Treasury Securities - 12.9%
625,000 U.S. Treasury Note, 2.75%, 11/15/23 623,120
630,000 U.S. Treasury Note, 2.13%, 11/30/24 616,982
3,115,000 U.S. Treasury Note, 2.13%, 05/15/25 3,038,707
2,235,000 U.S. Treasury Note, 2.25%, 02/15/27 2,154,942
2,355,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 2,115,268
695,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 629,626
9,178,645
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.7%
Federal Home Loan Mortgage Corp. - 0.5%
70,808 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (g) 71,480
46,596 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 46,040
Principal
Amount
Security
Description Value
$ 27,415 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 $ 27,539
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 223,294
368,353
Federal National Mortgage Association - 0.1%
21,053 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 21,017
74,675 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29 (c) 73,296
94,313
Government National Mortgage Association - 0.1%
68,915 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 67,828
Total Government & Agency Obligations (Cost
$10,926,886) 10,481,114
Shares
Security
Description Value
Short-Term Investments - 5.0%
Investment Company - 5.0%
3,543,886 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
1.34% (h) 3,543,886
Total Short-Term Investments (Cost $3,543,886) 3,543,886
Investments, at value - 99.8% (Cost $57,037,942) 71,068,035
Other assets in excess of liabilities - 0.2% 108,483
NET ASSETS - 100.0% $ 71,176,518
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June
30, 2022, the aggregate value of these liquid securities were $7,086,727 or
10.0% of net assets.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2022.
(d) Floating rate security. Rate presented is as of June 30, 2022.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2022.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
BALANCED FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
SMALL/MID CAP FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 99.1%
Communication Services - 2.7%
1,138 Nexstar Media Group, Inc., Class A $ 185,357
Consumer Discretionary - 11.6%
952 Burlington Stores, Inc. (a) 129,691
1,577 Dorman Products, Inc. (a) 173,013
4,440 G-III Apparel Group, Ltd. (a) 89,821
737 LGI Homes, Inc. (a) 64,045
2,930 Ollie's Bargain Outlet Holdings, Inc. (a) 172,137
848 Tractor Supply Co. 164,385
793,092
Consumer Staples - 3.8%
679 Casey's General Stores, Inc. 125,601
244 Coca-Cola Consolidated, Inc. 137,592
263,193
Energy - 3.5%
5,992 CNX Resources Corp. (a) 98,629
3,588 Marathon Oil Corp. 80,658
1,796 SM Energy Co. 61,405
240,692
Financials - 15.6%
2,744 Atlantic Union Bankshares Corp. 93,076
1,548 Brown & Brown, Inc. 90,310
1,030 Cullen/Frost Bankers, Inc. 119,944
112 Markel Corp. (a) 144,844
2,222 Moelis & Co., Class A 87,436
1,668 Selective Insurance Group, Inc. 145,016
1,957 SouthState Corp. 150,983
2,388 Stifel Financial Corp. 133,776
1,183 UMB Financial Corp. 101,856
1,067,241
Health Care - 11.5%
1,382 AMN Healthcare Services, Inc. (a) 151,619
505 ICON PLC (a) 109,434
1,701 Integra LifeSciences Holdings Corp. (a) 91,905
352 Molina Healthcare, Inc. (a) 98,423
815 Omnicell , Inc. (a) 92,706
1,266 Pacira BioSciences , Inc. (a) 73,808
1,183 PerkinElmer, Inc. 168,246
786,141
Industrials - 18.3%
476 CACI International, Inc., Class A (a) 134,127
690 Carlisle Cos., Inc. 164,641
1,461 EnerSys 86,141
1,415 Fortune Brands Home & Security, Inc. 84,730
923 Forward Air Corp. 84,879
2,028 Franklin Electric Co., Inc. 148,571
1,126 ICF International, Inc. 106,970
1,179 Oshkosh Corp. 96,843
1,166 Quanta Services, Inc. 146,147
1,163 Robert Half International, Inc. 87,097
Shares
Security
Description Value
828 Tetra Tech, Inc. $ 113,063
1,253,209
Information Technology - 18.2%
1,328 Ambarella , Inc. (a) 86,931
1,250 Black Knight, Inc. (a) 81,738
2,235 Blackbaud , Inc. (a) 129,787
840 Broadridge Financial Solutions, Inc. 119,742
4,899 Cambium Networks Corp. (a) 71,770
877 ExlService Holdings, Inc. (a) 129,208
646 Littelfuse , Inc. 164,110
1,092 MKS Instruments, Inc. 112,072
1,328 Power Integrations, Inc. 99,613
1,200 PTC, Inc. (a) 127,608
993 Qualys , Inc. (a) 125,257
1,247,836
Materials - 3.6%
683 Balchem Corp. 88,612
1,966 RPM International, Inc. 154,764
243,376
Real Estate - 7.6%
1,635 Agree Realty Corp. REIT 117,933
2,040 Duke Realty Corp. REIT 112,098
5,719 Easterly Government Properties, Inc.
REIT 108,890
492 Jones Lang LaSalle, Inc. (a) 86,031
1,121 Lamar Advertising Co., Class A REIT 98,614
523,566
Utilities - 2.7%
1,759 IDACORP, Inc. 186,313
Total Common Stocks (Cost $6,267,737) 6,790,016
Shares
Security
Description Value
Short-Term Investments - 3.5%
Investment Company - 3.5%
241,316 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
1.34% (b) 241,316
Total Short-Term Investments (Cost $241,316) 241,316
Investments, at value - 102.6% (Cost $6,509,053) 7,031,332
Other liabilities in excess of assets - (2.6)% (175,475)
NET ASSETS - 100.0% $ 6,855,857

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 97.5%
Communication Services - 2.6%
614,338 Gray Television, Inc. $ 10,376,169
37,461 Nexstar Media Group, Inc., Class A 6,101,648
16,477,817
Consumer Discretionary - 12.9%
113,840 Boot Barn Holdings, Inc. (a) 7,844,715
142,780 Dorman Products, Inc. (a) 15,664,394
409,917 G-III Apparel Group, Ltd. (a) 8,292,621
272,740 La-Z-Boy, Inc. 6,466,665
69,778 LGI Homes, Inc. (a) 6,063,708
141,321 Monarch Casino & Resort, Inc. (a) 8,291,303
310,585 Movado Group, Inc. 9,606,394
248,023 Ollie's Bargain Outlet Holdings, Inc. (a) 14,571,351
117,064 Patrick Industries, Inc. 6,068,598
82,869,749
Consumer Staples - 3.1%
23,183 Coca-Cola Consolidated, Inc. 13,072,894
51,431 J & J Snack Foods Corp. 7,182,853
20,255,747
Energy - 3.5%
1,090,655 Centennial Resource Development, Inc.,
Class A (a) 6,522,117
704,228 CNX Resources Corp. (a) 11,591,593
173,748 Northern Oil and Gas, Inc. 4,388,874
22,502,584
Financials - 17.2%
371,996 Atlantic Union Bankshares Corp. 12,618,104
301,911 BRP Group, Inc., Class A (a) 7,291,151
215,782 Mercantile Bank Corp. 6,894,235
253,166 Moelis & Co., Class A 9,962,082
247,025 Seacoast Banking Corp. of Florida 8,161,706
244,338 Selective Insurance Group, Inc. 21,242,746
197,666 SouthState Corp. 15,249,932
162,815 Stewart Information Services Corp. 8,100,046
98,641 Stifel Financial Corp. 5,525,869
70,853 UMB Financial Corp. 6,100,443
269,440 United Bankshares , Inc. 9,449,261
110,595,575
Health Care - 12.2%
38,198 Addus HomeCare Corp. (a) 3,181,129
117,218 AMN Healthcare Services, Inc. (a) 12,859,987
391,033 Avanos Medical, Inc. (a) 10,690,842
175,558 Integer Holdings Corp. (a) 12,404,928
196,054 Integra LifeSciences Holdings Corp. (a) 10,592,798
67,326 Medpace Holdings, Inc. (a) 10,076,682
41,299 Omnicell , Inc. (a) 4,697,761
118,599 Pacira BioSciences , Inc. (a) 6,914,322
239,118 Supernus Pharmaceuticals, Inc. (a) 6,915,293
78,333,742
Industrials - 18.0%
136,102 American Woodmark Corp. (a) 6,125,951
Shares
Security
Description Value
278,344 Barnes Group, Inc. $ 8,667,632
170,261 Comfort Systems USA, Inc. 14,157,202
72,158 CSW Industrials, Inc. 7,434,439
151,224 EnerSys 8,916,167
128,105 EnPro Industries, Inc. 10,495,643
127,888 Forward Air Corp. 11,760,580
167,191 Franklin Electric Co., Inc. 12,248,413
159,591 ICF International, Inc. 15,161,145
167,575 Kforce , Inc. 10,279,050
174,176 Korn Ferry 10,105,692
115,351,914
Information Technology - 15.0%
107,622 Advanced Energy Industries, Inc. 7,854,253
102,786 Ambarella , Inc. (a) 6,728,372
442,081 Benchmark Electronics, Inc. 9,973,347
201,888 Blackbaud , Inc. (a) 11,723,636
459,659 Cambium Networks Corp. (a) 6,734,004
181,085 Cass Information Systems, Inc. 6,120,673
247,178 CTS Corp. 8,416,411
151,377 Diodes, Inc. (a) 9,774,413
77,511 ExlService Holdings, Inc. (a) 11,419,696
164,350 Onto Innovation, Inc. (a) 11,461,769
56,597 SPS Commerce, Inc. (a) 6,398,291
96,604,865
Materials - 3.1%
71,390 Balchem Corp. 9,262,139
132,033 Kaiser Aluminum Corp. 10,442,490
19,704,629
Real Estate - 6.7%
193,214 Agree Realty Corp. REIT 13,936,526
576,954 Easterly Government Properties, Inc.
REIT 10,985,204
278,958 Marcus & Millichap, Inc. 10,318,657
810,545 Sunstone Hotel Investors, Inc. REIT (a) 8,040,606
43,280,993
Utilities - 3.2%
60,413 Chesapeake Utilities Corp. 7,826,504
117,448 IDACORP, Inc. 12,440,092
20,266,596
Total Common Stocks (Cost $498,586,576) 626,244,211
Shares
Security
Description Value
Short-Term Investments - 2.5%
Investment Company - 2.5%
16,004,701 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
1.34% (b) 16,004,701
Total Short-Term Investments (Cost $16,004,701) 16,004,701
Investments, at value - 100.0% (Cost $514,591,277) 642,248,912
Other assets in excess of liabilities - 0.0% 266,321
NET ASSETS - 100.0% $ 642,515,233

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2022 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.
REIT
Real Estate Investment Trust

Notes to Schedules of Portfolio Investments
June 30, 2022
(Unaudited)
Quarterly Report 2022

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value
Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to:
type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ adviser, sub-adviser, and the treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.
The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar

Notes to Schedules of Portfolio Investments
June 30, 2022
(Unaudited)
Quarterly Report 2022

securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2022, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 48,610,138 $ – $ 48,610,138
Non-Agency Commercial Mortgage Backed Securities – 34,958,380 – 34,958,380
Non-Agency Residential Mortgage Backed Securities – 21,544,633 – 21,544,633
Corporate Bonds – 64,585,576 – 64,585,576
Government & Agency Obligations – 41,344,684 – 41,344,684
Preferred Stocks 422,972 – – 422,972
Short-Term Investments 2,926,972 – – 2,926,972
Total $ 3,349,944 $ 211,043,411 $ – $ 214,393,355
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 19,452,861 $ – $ 19,452,861
Non-Agency Commercial Mortgage Backed Securities – 15,600,367 – 15,600,367
Non-Agency Residential Mortgage Backed Securities – 19,579,626 – 19,579,626
Corporate Bonds – 49,194,451 – 49,194,451
Government & Agency Obligations – 70,742,335 – 70,742,335
Short-Term Investments 2,748,765 – – 2,748,765
Total $ 2,748,765 $ 174,569,640 $ – $ 177,318,405

Notes to Schedules of Portfolio Investments
June 30, 2022
(Unaudited)
Quarterly Report 2022

* See Schedules of Portfolio Investments for further industry classification.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities
(“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 58,674,610 $ – $ 58,674,610
Short-Term Investments 986,294 – – 986,294
Total $ 986,294 $ 58,674,610 $ – $ 59,660,904
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 41,434,271 $ – $ – $ 41,434,271
Asset Backed Securities – 3,012,089 – 3,012,089
Non-Agency Commercial Mortgage Backed Securities – 2,823,515 – 2,823,515
Non-Agency Residential Mortgage Backed Securities – 1,151,793 – 1,151,793
Corporate Bonds – 8,621,367 – 8,621,367
Government & Agency Obligations – 10,481,114 – 10,481,114
Short-Term Investments 3,543,886 – – 3,543,886
Total $ 44,978,157 $ 26,089,878 $ – $ 71,068,035
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 6,790,016 $ – $ – $ 6,790,016
Short-Term Investments 241,316 – – 241,316
Total $ 7,031,332 $ – $ – $ 7,031,332
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 626,244,211 $ – $ – $ 626,244,211
Short-Term Investments 16,004,701 – – 16,004,701
Total $ 642,248,912 $ – $ – $ 642,248,912

Notes to Schedules of Portfolio Investments
June 30, 2022
(Unaudited)
Quarterly Report 2022

Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.